Defined Benefit Liabilities (Assets) - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Equity instruments	₩ 17,716	₩ 25,083
Debt instruments	174,385	228,534
Short-term financial instruments, etc.	1,021,906	786,669
Fair value of plan assets	₩ 1,214,007	₩ 1,040,286